Goodwill and Intangibles - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 24, 2018	Aug. 26, 2017
Intangible assets with indefinite life:
Intangible assets, Gross carrying amount	$ 320,000	$ 320,000
Accumulated amortization	4,104	852
Intangible assets, Net carrying amount	315,896	319,148
Brands and trademarks
Intangible assets with finite lives:
Indefinite-lived intangible assets	$ 232,000	$ 232,000
Customer relationships
Intangible assets with indefinite life:
Useful life	15 years	15 years
Finite-lived intangible assets, Gross carrying amount	$ 59,000	$ 59,000
Finite-lived intangible assets, Net carrying amount	56,518	58,485
Accumulated amortization	$ 2,482	$ 515
Proprietary recipes and formulas
Intangible assets with indefinite life:
Useful life	7 years	7 years
Finite-lived intangible assets, Gross carrying amount	$ 7,000	$ 7,000
Finite-lived intangible assets, Net carrying amount	6,369	6,869
Accumulated amortization	$ 631	$ 131
Licensing agreements
Intangible assets with indefinite life:
Useful life	14 years	14 years
Finite-lived intangible assets, Gross carrying amount	$ 22,000	$ 22,000
Finite-lived intangible assets, Net carrying amount	21,009	21,794
Accumulated amortization	$ 991	$ 206